Schedule of consolidated financial statements of entities (Details)	12 Months Ended
Jun. 30, 2026
Date of incorporation	July 28, 2016
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Manadr Pte. Ltd. [Member]
Date of incorporation	September 28, 2016
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Providing healthcare through mobile
Mobile Health Pte. Ltd. [Member]
Date of incorporation	July 2, 2009
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Developing IT systems on mobile phones
1 Healthservice Pte. Ltd. [Member]
Date of incorporation	September 28, 2016
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Pharmacies, drug stores and other health services
Mana Aesthetics Pte Ltd [Member]
Date of incorporation	October 11, 2017
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Beauty and other personal care services
Manadr Clinic Pte Ltd [Member]
Date of incorporation	March 6, 2023	[1]
Place of incorporation	Singapore	[1]
Percentage of direct or indirect interests	100.00%	[1]
Principal activities	Clinics and other general medical services	[1]
Manadr Vietnam Pte. Ltd. [Member]
Date of incorporation	June 29, 2023
Place of incorporation	Vietnam
Percentage of direct or indirect interests	100.00%
Principal activities	Developing IT systems on mobile phones and web portals
Mobile Health Network Solutions Sdn. Bhd. [Member]
Date of incorporation	April 22, 2024
Place of incorporation	Malaysia
Percentage of direct or indirect interests	100.00%
Principal activities	Providing healthcare services through mobile application and web portals
Klinik K Wong Sdn Bhd [Member]
Date of incorporation	July 3, 2024
Place of incorporation	Malaysia
Percentage of direct or indirect interests	100.00%
Principal activities	Providing clinic healthcare services
PT Mobile Health Network Solution [Member]
Date of incorporation	August 6, 2024
Place of incorporation	Indonesia
Percentage of direct or indirect interests	99.90%
Principal activities	Clinics and other general medical services
Skylink Innovations Pte Ltd [Member]
Date of incorporation	November 27, 2024
Place of incorporation	Singapore
Percentage of direct or indirect interests	100.00%
Principal activities	Internet search engines
Medilink Clinic Pte Ltd [Member]
Date of incorporation	January 13, 2025	[1]
Place of incorporation	Singapore	[1]
Percentage of direct or indirect interests	100.00%	[1]
Principal activities	Clinics and other general medical services	[1]

[1]	Medilink Clinic Pte. Ltd. and Manadr Clinic Pte. Ltd. were officially struck off from the register of companies by the Accounting and Corporate Regulatory Authority of Singapore (“ACRA”) on November 22, 2025, and February 26, 2026, respectively.